Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
Segment Information
17. Segment Information
The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing performance. The Group’s chief operating decision maker has been identified as the executive chairman, who reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Group.
The Group has seven operating segments: 1) primary real estate agency services; 2) secondary real estate brokerage services; 3) real estate information and consulting services; 4) real estate online services; 5) real estate advertising services; 6) promotional events service; and 7) real estate fund management services. The real estate information and consulting service line grew substantially in 2008 and had their revenues, costs and expenses reviewed separately by the Group’s chief operating decision maker and therefore were separated from the primary real estate agency service segment. The Group began offering real estate online services in 2009 through its newly acquired subsidiary COHT. The real estate advertising service segment commenced in 2008. The promotional events services segment started as a result of the acquisition of a promotional events provider in 2010. In 2010, the real estate advertising services, promotional events services, and real estate fund management services did not meet the significance threshold for separate disclosure and have been combined in other services segment. Prior period information has been recast to be consistent with the current segment organization. The Group’s chief operating decision maker reviews net revenue, cost of sales, operating expenses, income from operations and net income and does not review balance sheet information. Corporation expenses such as selling, general and administrative expenses and interest income are not allocated among segments and are recorded as non-allocated items.
The following tables summarize the selected revenue and expense information for each operating segment:
For the years ended December 31,

			Real estate
		Secondary	information
	Primary real	real estate	and
	estate agency	brokerage	consulting	Other
2008	services	services	services	services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	88,601,982	14,836,943	49,116,061	1,932,469	—	154,487,455
Cost of revenues	(27,232,660)	(1,725,941)	(2,855,398)	(41,849)	—	(31,855,848)
Selling, general and administrative expenses	(34,075,314)	(20,209,062)	(13,776,504)	(2,329,020)	(6,807,731)	(77,197,631)

Income (loss) from operations	27,294,008	(7,098,060)	32,484,159	(438,400)	(6,807,731)	45,433,976
Interest expenses	—	—	—	—	(2,420,468)	(2,420,468)
Interest income	551,576	30,475	415,512	8,152	2,056,798	3,062,513
Other income (expense), net	1,422,744	22,483	(1,323,858)	—	1,849,112	1,970,481

Income (loss) before taxes and equity in affiliates	29,268,328	(7,045,102)	31,575,813	(430,248)	(5,322,289)	48,046,502
Income tax benefit (expense)	(4,153,861)	52,535	(4,917,503)	306,271	—	(8,712,558)

Income (loss) before equity in affiliates	25,114,467	(6,992,567)	26,658,310	(123,977)	(5,322,289)	39,333,944
Income from equity in affiliates	—	—	—	—	153,700	153,700

Net income (loss)	25,114,467	(6,992,567)	26,658,310	(123,977)	(5,168,589)	39,487,644

			Real estate
		Secondary	information
	Primary real	real estate	and	Real estate
	estate agency	brokerage	consulting	online	Other
2009	services	services	services	services	services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	183,154,000	28,447,714	61,707,295	13,829,937	12,399,710	—	299,538,656
Cost of revenues	(55,655,737)	(1,877,546)	(1,865,697)	(4,930,280)	(6,014,185)	—	(70,343,445)
Selling, general and administrative expenses	(47,241,533)	(26,123,163)	(22,723,019)	(11,359,944)	(6,338,251)	(11,935,269)	(125,721,179)
Gain from settlement of pre-existing relationship	—	—	2,100,832	—	—	—	2,100,832

Income (loss) from operations	80,256,730	447,005	39,219,411	(2,460,287)	47,274	(11,935,269)	105,574,864
Interest expenses	—	—	—	—	—	(215,854)	(215,854)
Interest income	591,772	29,130	166,521	23,722	29,557	198,087	1,038,789
Other income (expense), net	1,842,672	279,030	2,481,451	5,814	(1,810)	4,173,213	8,780,370

Income (loss) before taxes and equity in affiliates	82,691,174	755,165	41,867,383	(2,430,751)	75,021	(7,779,823)	115,178,169
Income tax benefit (expense)	(15,981,753)	2,204,395	(6,710,032)	957,085	(393,776)	—	(19,924,081)

Income (loss) before equity in affiliates	66,709,421	2,959,560	35,157,351	(1,473,666)	(318,755)	(7,779,823)	95,254,088
Income from equity in affiliates	112,628	—	—	22,015,607	—	—	22,128,235

Net income (loss)	66,822,049	2,959,560	35,157,351	20,541,941	(318,755)	(7,779,823)	117,382,323

			Real estate
		Secondary	information
	Primary real	real estate	and	Real estate
	estate agency	brokerage	consulting	online	Other
2010	services	services	services	services	services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	173,081,747	20,892,641	75,110,282	66,804,671	20,635,786	—	356,525,127
Cost of revenues	(62,946,388)	(890,545)	(3,016,516)	(26,361,391)	(11,631,655)	—	(104,846,495)
Selling, general and administrative expenses	(46,975,421)	(29,429,044)	(35,214,081)	(54,741,152)	(8,978,057)	(23,087,167)	(198,424,922)

Income (loss) from operations	63,159,938	(9,426,948)	36,879,685	(14,297,872)	26,074	(23,087,167)	53,253,710
Interest income	1,035,826	35,213	1,156,337	286,154	114,293	180,008	2,807,831
Other income (expense), net	1,845,960	195,509	2,360,398	(22,831)	726,952	483,181	5,589,169

Income (loss) before taxes and equity in affiliates	66,041,724	(9,196,226)	40,396,420	(14,034,549)	867,319	(22,423,978)	61,650,710
Income tax benefit (expense)	(9,987,481)	334,285	(2,911,786)	455,815	(587,067)	—	(12,696,234)

Income (loss) before equity in affiliates	56,054,243	(8,861,941)	37,484,634	(13,578,734)	280,252	(22,423,978)	48,954,476
Loss from equity in affiliates	(2,277)	—	(271,300)	(5,085)	—	—	(278,662)

Net income (loss)	56,051,966	(8,861,941)	37,213,334	(13,583,819)	280,252	(22,423,978)	48,675,814

Geographic
Substantially all of the Group’s revenues from external customers and long-lived assets are located in the PRC.
Major customers
Details of the revenues for customers accounting for 10% or more of total net revenues are as follows:

	Years Ended December 31,
	2008	2009	2010
	$	$	$
Customer A	32,498,047	70,541,996	58,986,246
Details of the accounts receivable from customers accounting for 10% or more of total net accounts receivable are as follows:

	As of December 31,
	2009	2010
	$	$
Customer B	19,021,127	*

*	indicates the accounts receivable from the customer was less than 10% as of the stated year end.
Details of the customer deposits from customers accounting for 10% or more of total net customer deposits are as follows:

	As of December 31,
	2009	2010
	$	$
Customer C	13,912,841	14,344,620
Customer D	*	44,000,000
Customer E	7,322,550	*
Customer F	7,322,550	*
Customer G	4,393,530	*

*	indicates the customer deposits from customers was less than 10% as of the stated year end.